Debt, Net	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT, NET	Debt, Net
In connection with the Merger, we entered into a new loan (“Term Loan”) and revolving facility (“2022 Revolving Note”) with Bank of America, N.A., on January 27, 2022, providing for a 5.5 year term loan with a principal balance of $400.0 million and with the net proceeds of $376.0 million, of which a portion of the proceeds were used by us, to settle the outstanding debt of $172.0 million with Cerberus Business Finance, LLC. The 2022
Revolving Note provided for borrowing availability of up to $50.0 million. As of December 31, 2023 (Successor), there was no balance outstanding on the 2022 Revolving Note and principal of $365.0 million was outstanding on the Term Loan. Through December 31, 2025, $5.0 million of the Term Loan is payable quarterly. From March 31, 2026, $7.5 million of the Term Loan is payable quarterly. The Term Loan matures in 2027.
For every interest period, the interest rate on the Term Loan is the adjusted Secured Overnight Financing Rate (“SOFR”) plus 4.75%. The Term Loan is amortized in quarterly installments on each scheduled payment date. The Term Loan comes with a leverage covenant, which goes into effect only if the utilization on the 2022 Revolving Note exceeds 35% of the $50.0 million 2022 Revolving Note at each quarter-end starting from the first full quarter after the effective date of the Merger, such that the first lien leverage ratio (as defined in the credit agreement) should not exceed 5.40. The facility has certain financial and nonfinancial covenants, including a leverage ratio. The facility also requires that we deliver our audited consolidated financial statements to our lender within 120 days of our fiscal year end, December 31. Should we fail to distribute the financial statements to our lender within 120 days, we are allowed an additional 30 days to cure. We were in compliance with the financial covenants under the Term Loan as of December 31, 2023.
The interest rate on the 2022 Revolving Note is the adjusted SOFR plus 2.5% with an adjusted SOFR floor of 0%. In March 2022, we borrowed $49.0 million under our 2022 Revolving Note, to fund a portion of the purchase price related to the CouponFollow acquisition. In October 2022, we borrowed the remaining $1.0 million available. During 2023 the borrowed amount was repaid in full. As of December 31, 2023 (Successor) we had $50.0 million available on the 2022 Revolving Note.
The carrying values of our debt, net of discounts, deferred financing and debt issuance costs were as follows (in thousands):

	Successor
	December 31, 2023	December 31, 2022
Term Loan[1,2]	$349,503	$364,525
2022 Revolving Note	—	50,000
Total Debt, net	$349,503	$414,525
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1Includes unamortized discount of $14.7 million and $19.4 million, and unamortized loan fees of $0.8 million and $1.1 million, as of December 31, 2023 (Successor), and December 31, 2022 (Successor), respectively, recorded as a reduction of the carrying amount of the debt and amortized to interest expense using the effective interest method.
2Estimated fair value of the Term Loan was $222.7 million as of December 31, 2023.
As of December 31, 2023 (Successor), future minimum principal payments on long-term debt were as follows (in thousands):

2024	$20,000
2025	20,000
2026	30,000
2027	295,000
Total future minimum principal payment	365,000
Less: current portion	(20,000)
Long-term portion	$345,000
As of December 31, 2023 (Successor) loan fees amounting to $0.8 million and unamortized discount of $14.7 million for the Term Loan have been recorded as a reduction of the carrying amount of the debt and are amortized to interest expense using the effective interest method.
On January 17, 2024, we completed the repurchase of $63.7 million in principal amount of our Term Loan for an aggregate purchase price of $40.9 million (at discount of 64.2% of its par value) pursuant to a Dutch auction tender offer. Following the repurchase, the outstanding principal amount of the Term Loan was $301.3 million. We used available cash on hand to fund the repurchase. Our gain on the repurchase was approximately $19.7 million before fees and expenses incurred.